Private Placement	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Private Placement [Abstract]
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor and the underwriters of the Initial Public Offering (Imperial, I-Bankers and Northland (and their designees)) purchased an aggregate of 3,750,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, of which 2,625,000 Private Placement Warrants were purchased by the Sponsor and 1,125,000 Private Placement Warrants were purchased by Imperial, I-Bankers and Northland ($3,750,000 in the aggregate). The Sponsor, Imperial, I-Bankers and Northland agreed to purchase up to an additional 337,500 Private Placement Warrants at a price of $1.00 per Private Warrant, or an aggregate of $337,500, in the case that the underwriters’ over-allotment option is exercised in full or in part (such over-allotment option was never exercised). Each of these Private Placement Warrants allow the holder thereof to purchase one ordinary share. The proceeds from the sale of the Private Placement Warrants were added to the net proceeds from the Initial Public Offering held in the Trust Account. The Private Placement Warrants are identical to the Public Warrants sold in the Initial Public Offering, except that the Private Placement Warrants only allow the holder thereof to one ordinary share and the ordinary shares issuable upon the exercise of the Private Placement Warrants will not be transferable, assignable or saleable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants will be exercisable on a cashless basis and be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants and as further described in Note 8. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor and the underwriters of the Initial Public Offering (Imperial, I-Bankers and Northland (and their designees)) purchased an aggregate of 3,750,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, of which 2,625,000 Private Placement Warrants were purchased by the Sponsor and 1,125,000 Private Placement Warrants were purchased by Imperial, I-Bankers and Northland ($3,750,000 in the aggregate). The Sponsor, Imperial, I-Bankers and Northland agreed to purchase up to an additional 337,500 Private Placement Warrants at a price of $1.00 per Private Warrant, or an aggregate of $337,500, in the case that the underwriters’ over-allotment option is exercised in full or in part (such over-allotment option was never exercised). Each of these Private Placement Warrants allow the holder thereof to purchase one ordinary share. The proceeds from the sale of the Private Placement Warrants were added to the net proceeds from the Initial Public Offering held in the Trust Account. The Private Placement Warrants are identical to the Public Warrants sold in the Initial Public Offering, except that the Private Placement Warrants only allow the holder thereof to one ordinary share and the ordinary shares issuable upon the exercise of the Private Placement Warrants will not be transferable, assignable or saleable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants will be exercisable on a cashless basis and be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants and as further described in Note 8. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.